UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     August 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $109,440 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTODESK INC                   COM              052769106     4010    93681 SH       SOLE                    93681        0        0
CEVA INC                       COM              157210105     5228   660946 SH       SOLE                   660946        0        0
CISCO SYS INC                  COM              17275R102     2370   100000 SH       SOLE                   100000        0        0
CITRIX SYS INC                 COM              177376100     9083   446140 SH       SOLE                   446140        0        0
DSP GROUP INC                  COM              23332B106    16397   601963 SH       SOLE                   601963        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     5895   369600 SH       SOLE                   369600        0        0
KEYNOTE SYS INC                COM              493308100     5619   408657 SH       SOLE                   408657        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    21759   814938 SH       SOLE                   814938        0        0
MICROSEMI CORP                 COM              595137100     1099    77341 SH       SOLE                    77341        0        0
PC-TEL INC                     COM              69325Q105    11238   952411 SH       SOLE                   952411        0        0
POLYCOM INC                    COM              73172K104    12245   546399 SH       SOLE                   546399        0        0
QLOGIC CORP                    COM              747277101    10548   396700 SH       SOLE                   396700        0        0
SILICON IMAGE INC              COM              82705t102     3949   301189 SH       SOLE                   301189        0        0